29. Financial income	12 Months Ended
Dec. 31, 2020
Financial Income [Abstract]
Financial income
29.	Financial income

	2020	2019	2018

Financial revenues	438,598	1,430,171	412,733
Interest on interest earning bank deposits	82,512	88,224	119,548
Interest of clients	28,686	37,233	36,793
Swap interest	32,955	15,536	17,001
Interest on lease	19,924	20,528	25,664
Inflation adjustment (1)	116,441	1,263,793	207,191
Other derivatives (2)	155,165	-	-
Other income	2,915	4,857	6,536

(1) In 2019, it includes the amounts of R$1,228 million of updating claims arising from judicial proceedings on the exclusion of ICMS from the calculation base of PIS and COFINS (note 9).

(2) The mark-to-market value of these derivatives includes a gain of R$ 155 million referring to the company’s call option to exercise ordinary shares of C6 Bank which it has been obtained through an operating partnership with Banco C6 initiated in the year of 2020. The difference between the mark-to-market value of the call option and the cost to subscribe the shares within the bank was measured based on information available in the last equity issuance of the bank and disclosed in the market. The disclosures of this derivative financial instrument are detailed in note 36.